SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Loss for the year from continuing operations	$ (176)	¥ (1,231)	¥ (3,160)	¥ (8,337)
Loss for the year from discontinued operations				(4,106)
Net loss (including non-controlling interests)	$ (176)	¥ (1,231)	¥ (3,160)	¥ (12,443)